VIRTUS Ceredex Small-Cap Value Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2024
($ reported in thousands)
	Shares	Value
Common Stocks—97.7%
Communication Services—2.9%
Cogent Communications Holdings, Inc.	18,500	$ 1,208
Iridium Communications, Inc.	32,950	862
John Wiley & Sons, Inc. Class A	23,700	904
		2,974

Consumer Discretionary—5.2%
Autoliv, Inc.	12,350	1,487
BRP, Inc.	4,692	315
Signet Jewelers Ltd.	11,800	1,181
Steven Madden Ltd.	19,350	818
Vail Resorts, Inc.	7,100	1,582
		5,383

Consumer Staples—2.4%
Flowers Foods, Inc.	57,400	1,363
Reynolds Consumer Products, Inc.	38,231	1,092
		2,455

Energy—10.4%
Cactus, Inc. Class A	35,800	1,793
ChampionX Corp.	55,350	1,987
Chord Energy Corp.	10,050	1,791
Matador Resources Co.	29,900	1,997
NOV, Inc.	82,000	1,601
Range Resources Corp.	44,300	1,525
		10,694

Financials—25.6%
American Financial Group, Inc.	11,500	1,570
Atlantic Union Bankshares Corp.	40,200	1,419
Bank of Hawaii Corp.	28,550	1,781
Columbia Banking System, Inc.	52,200	1,010
Cullen/Frost Bankers, Inc.	11,600	1,306
Evercore, Inc. Class A	4,500	867
First American Financial Corp.	22,450	1,371
FNB Corp.	91,650	1,292
Glacier Bancorp, Inc.	13,800	556
Hanover Insurance Group, Inc. (The)	9,300	1,266
Horace Mann Educators Corp.	33,961	1,256
Kemper Corp.	16,000	991
NBT Bancorp, Inc.	23,400	858
	Shares	Value

Financials—continued
Perella Weinberg Partners Class A	63,000	$ 890
Pinnacle Financial Partners, Inc.	18,500	1,589
PROG Holdings, Inc.	31,300	1,078
Prosperity Bancshares, Inc.	23,350	1,536
Redwood Trust, Inc.	68,100	434
Seacoast Banking Corp. of Florida	52,710	1,338
SouthState Corp.	17,400	1,480
UMB Financial Corp.	9,800	852
Wintrust Financial Corp.	15,050	1,571
		26,311

Industrials—21.4%
Atkore, Inc.	5,000	952
BWX Technologies, Inc.	7,500	770
Curtiss-Wright Corp.	6,300	1,612
ESCO Technologies, Inc.	10,100	1,081
Helios Technologies, Inc.	32,200	1,439
Herc Holdings, Inc.	8,150	1,371
Hexcel Corp.	20,700	1,508
Huntington Ingalls Industries, Inc.	4,350	1,268
KBR, Inc.	30,800	1,961
MSC Industrial Direct Co., Inc. Class A	16,900	1,640
RB Global, Inc.	13,400	1,021
Schneider National, Inc. Class B	95,700	2,167
Science Applications International Corp.	9,200	1,199
Timken Co. (The)	18,800	1,644
Valmont Industries, Inc.	8,250	1,883
WESCO International, Inc.	3,200	548
		22,064

Information Technology—10.3%
Belden, Inc.	19,500	1,806
Kulicke & Soffa Industries, Inc.	30,700	1,544
Littelfuse, Inc.	4,200	1,018
MKS Instruments, Inc.	8,959	1,191
Power Integrations, Inc.	19,800	1,417
Progress Software Corp.	33,100	1,765
TD SYNNEX Corp.	16,000	1,810
		10,551

Materials—7.8%
Ashland, Inc.	18,700	1,821
	Shares	Value

Materials—continued
Avient Corp.	34,100	$ 1,480
Carpenter Technology Corp.	16,750	1,196
Element Solutions, Inc.	55,500	1,387
Hudbay Minerals, Inc.	146,600	1,026
Louisiana-Pacific Corp.	12,800	1,074
		7,984

Real Estate—8.1%
Agree Realty Corp.	25,500	1,457
Brixmor Property Group, Inc.	77,700	1,822
Camden Property Trust	22,350	2,199
Colliers International Group, Inc.	9,200	1,124
NNN REIT, Inc.	39,700	1,697
		8,299

Utilities—3.6%
IDACORP, Inc.	19,900	1,848
OGE Energy Corp.	54,600	1,873
		3,721

Total Common Stocks (Identified Cost $86,354)		100,436

Total Long-Term Investments—97.7% (Identified Cost $86,354)		100,436

TOTAL INVESTMENTS—97.7% (Identified Cost $86,354)		$100,436
Other assets and liabilities, net—2.3%		2,385
NET ASSETS—100.0%		$102,821

Abbreviation:
REIT	Real Estate Investment Trust

Country Weightings†
United States	95%
Canada	4
Bermuda	1
Total	100%
† % of total investments as of March 31, 2024.
See Notes to Schedule of Investments

VIRTUS Ceredex Small-Cap Value Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of March 31, 2024, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at March 31, 2024	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$100,436	$100,436
Total Investments	$100,436	$100,436
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at March 31, 2024.
There were no transfers into or out of Level 3 related to securities held at March 31, 2024.
See Notes to Schedule of Investments

VIRTUS Ceredex Small-Cap Value Equity Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2024
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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